United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2011

Date of Reporting Period: 06/30/2011

Item 1.                      Reports to Stockholders

Annual Shareholder Report
June 30, 2011

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended June 30	2011[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.32
Net realized and unrealized gain on investments	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.41
Less Distributions:
Distributions from net investment income	(0.32)
Net Asset Value, End of Period	$10.09
Total Return[2]	4.12%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	4.50%[3]
Expense waiver/reimbursement[4]	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$126,674
Portfolio turnover	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,015.60	$0.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.05	$0.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return for the period from September 27, 2010 (start of performance of the Fund) through June 30, 2011, at net asset value, was 4.12%. The Credit Suisse Leveraged Loan Index (CSLLI),1 a broad-based loan market index, returned 6.58% during the same period. The Fund's total return for the period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the CSLLI.

MARKET OVERVIEW

The leveraged loan market generated attractive total returns during the reporting period. The major factor behind these returns was the continuing recovery of the domestic economy from the economic weakness of 2008 and 2009, encouraged by substantial fiscal and monetary policy stimuli. These stimulative policies included low interest rates, a second round of quantitative easing (dubbed QE2), massive deficit spending by the federal government and tax relief. The recovery has been somewhat modest compared to historical recoveries – especially in light of the severity of the downturn – but corporate profits and creditworthiness have improved materially from recessionary levels. For example, leveraged-loan default rates were well below average during the reporting period. Trailing twelve-month defaults in the quarter ended June 30, 2011, totaled just 1.05% of outstanding par value compared to 2.88% from 1995 through June 2011, 9.66% in 2009 and 2.56% in 2010 according to Credit Suisse. The overall impact of these factors can be illustrated by the decline in the spread between the CSLLI and three-month LIBOR (London Interbank Offered Rate) as measured by a three-year discount margin from 6.21% on September 27, 2010 to 5.49% on June 30, 2011. These spreads were slightly below 500 basis points as recently as mid-April 2011, but have since widened due to weak economic news, a spike in oil prices caused by political unrest in the Middle East and North Africa, world-wide supply chain disruptions caused by the Japanese earthquake and tsunami, concerns about peripheral European economies and consternation regarding the wrangling over the U.S. federal budget and debt ceiling. LIBOR declined only slightly during the period from 29 basis points on September 27, 2010 to 25 basis points on June 30, 2011.

Fund Performance

The Fund was invested in a portfolio of floating-rate bank loans, floating-rate corporate notes and cash that was widely diversified over industry sectors and issuers. The Fund's returns were hurt by its underweight in the most aggressive subset of the CCC- and B-rated quality sectors which exhibited the strongest performance in the period, by its overweight in cash due to large cash in-flows and by credit selection within the Service, Information Technology, Gaming/Leisure and Financial industries. The Fund benefitted from security selection in the Food/Tobacco industry. Specific loans held by the portfolio that were substantial underperformers included: Caesar's Entertainment, a gaming company; Carestream Health, a provider of medical imaging equipment and film; and MediMedia USA, which offers information, education and tools in the Healthcare industry. Notable outperformers in the portfolio were loans to Altegrity, which provides security services and law enforcement training; KAR Holdings, a provider of wholesale vehicle auction services; Charter Communications, a cable television company; and PETCO Animal Supplies, a retailer.

1	The Credit Suisse Leveraged Loan Index (CSLLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. It is not possible to invest directly in an Index. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund (the “Fund”) from September 27, 2010 (start of performance) to June 30, 2011, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2

Cumulative Total Return for the Period Ended 6/30/2011
Start of Performance (9/27/2010)	4.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. It is not possible to invest directly in an Index. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities an Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	12.9%
Health Care	11.6%
Retailers	9.1%
Media — Non-Cable	8.1%
Food & Beverage	7.2%
Entertainment	5.8%
Consumer Products	5.7%
Chemicals	4.8%
Financial Institutions	4.0%
Other[2]	31.8%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities — Net[4]	(3.7)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index. Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

June 30, 2011

Principal Amount or Shares		Value
	FLOATING RATE LOANS – 99.3%
	Aerospace/Defense – 2.5%
$1,269,098	Altegrity, Inc., Term Loan — Institutional, 2.997%, 2/21/2015	1,249,275
1,000,000	Sequa Corp., Term Loan — Institutional, 3.500%, 12/3/2014	987,085
995,000	Transdigm Group, Inc., Term Loan — Institutional, 4.000%, 2/3/2017	998,920
	TOTAL	3,235,280
	Automotive – 3.1%
2,000,000	Chrysler Group LLC, Term Loan — Institutional, 6.000%, 4/28/2017	1,957,650
497,500	Remy International, Term Loan — Institutional, 6.250%, 12/15/2016	500,610
1,492,500	United Components, Inc., Term Loan — Institutional, 5.500%, 6/30/2017	1,504,865
	TOTAL	3,963,125
	Building Materials – 2.4%
992,500	Goodman Global, Inc., Term Loan — Institutional, Series B, 5.750%, 10/6/2016	996,842
1,995,000	Nortek, Inc., Term Loan — Institutional, 5.253%, 4/12/2017	1,996,250
	TOTAL	2,993,092
	Chemicals – 4.8%
292,547	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.000%, 5/5/2015	288,379
693,695	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.000%, 5/5/2015	683,810
994,792	Momentive Performance Materials, Inc., Term Loan — Institutional, 3.688%, 5/5/2015	976,388
1,489,994	Nalco Co., Term Loan — Institutional, 4.500%, 9/21/2017	1,501,064
1,492,500	Omnova Solutions, Inc., Term Loan — Institutional, 5.750%, 4/12/2017	1,498,097
1,191,004	Solutia, Inc., Term Loan — Institutional, 3.500%, 8/16/2017	1,195,030
	TOTAL	6,142,768
	Consumer Products – 5.7%
1,265,896	Prestige Brands Holdings, Inc., Term Loan — Institutional, 4.763%, 3/24/2016	1,271,042
500,000	SRAM Corp., Term Loan — Institutional Second Lien, 8.500%, 11/12/2018	500,315
1,000,000	SRAM Corp., Term Loan — Institutional, 4.767%, 5/12/2018	999,065
1,448,382	Spectrum Brands, Inc., Term Loan — Institutional, 5.000%, 6/16/2016	1,460,522
1,000,000	Springs Industries, Inc., Term Loan — Institutional, 6.000%, 4/27/2017	988,745
1,990,000	Visant Corp., Term Loan — Institutional, 5.250%, 12/31/2016	1,983,244
	TOTAL	7,202,933
	Entertainment – 5.8%
1,469,716	Cedar Fair LP, Term Loan — Institutional, 4.000%, 12/31/2017	1,475,690
1,983,646	Cinemark USA, Inc., Term Loan — Institutional, 3.469%, 4/30/2016	1,993,565
1,492,500	Regal Cinemas, Inc., Term Loan — Institutional, 3.496%, 8/31/2017	1,492,806
1,500,000	Six Flags Theme Parks, Term Loan — Institutional, 5.250%, 11/16/2016	1,509,375
894,472	Universal City Development Partners Ltd., Term Loan — Institutional, 5.500%, 10/20/2014	897,540
	TOTAL	7,368,976
	Financial Institutions – 4.0%
1,500,000	CIT Group, Inc., Term Loan — Institutional, 6.250%, 7/27/2015	1,511,033
2,000,000	International Lease Finance Corp., Term Loan — Institutional, 6.750%, 3/17/2015	2,007,920
1,500,000	Nuveen Investments, Term Loan — Institutional, 5.757%, 5/13/2017	1,502,190
	TOTAL	5,021,143
	Food & Beverage – 6.5%
61,707	Aramark Corp., Revolver, 3.494%, 7/26/2016	61,563
938,293	Aramark Corp., Term Loan — Institutional, 3.496%, 7/26/2016	936,107
300,000	Darling International, Inc., Term Loan — Institutional, 5.000%, 11/9/2016	301,875
1,492,462	Dean Foods Co., Term Loan — Institutional, Series B, 3.700%, 4/2/2017	1,470,075
Annual Shareholder Report

Principal Amount or Shares		Value
$2,000,000	Del Monte Foods Co., Term Loan — Institutional, 4.500%, 11/26/2017	1,997,500
1,496,250	Michael Foods, Inc., Term Loan — Institutional, 4.250%, 2/28/2018	1,499,190
1,995,000	U.S. Foodservice, Inc., Term Loan — Institutional, 5.750%, 3/31/2017	1,943,260
	TOTAL	8,209,570
	Gaming – 3.0%
997,500	Ameristar Casinos, Inc., Term Loan — Institutional, 4.000%, 3/29/2018	1,001,969
1,000,000	Caesars Entertainment, Inc., Term Loan — Institutional, 4.475%, 1/28/2018	879,170
890,476	Global Cash Access LLC, Term Loan — Institutional, 7.000%, 2/1/2016	896,598
1,000,000	Penn National Gaming, Inc., Term Loan — Institutional, 3.750%, 5/23/2018	1,003,625
	TOTAL	3,781,362
	Health Care – 11.6%
1,484,595	Biomet, Inc., Term Loan — Institutional, 3.232%, 3/25/2015	1,474,641
1,995,000	Carestream Health, Inc., Term Loan — Institutional, 5.000%, 2/8/2017	1,867,958
1,496,124	DJO Finance LLC, Term Loan — Institutional, 3.186%, 5/20/2014	1,483,497
1,496,250	Emergency Medical Services Corp., Term Loan — Institutional, 5.250%, 4/5/2018	1,493,071
2,000,000	HCA, Inc., Term Loan — Institutional, 3.496%, 3/31/2017	1,976,250
1,000,000	HCR Manor Care, Inc., Term Loan — Institutional, 5.000%, 2/4/2018	984,065
1,496,250	Iasis Healthcare, Term Loan — Institutional, 5.000%, 4/18/2018	1,492,644
1,446,787	Multiplan, Inc., Term Loan — Institutional, 4.750%, 2/15/2018	1,441,810
999,741	VWR Funding, Inc., Term Loan — Institutional, 2.686%, 6/29/2014	971,931
1,487,541	Vanguard Health Systems, Term Loan — Institutional, 5.000%, 1/29/2016	1,489,266
	TOTAL	14,675,133
	Industrial - Other – 3.0%
1,496,250	Armstrong World Industries, Inc., Term Loan — Institutional, 4.000%, 3/10/2018	1,500,178
1,308,764	JohnsonDiversay, Inc., Term Loan — Institutional, 4.000%, 11/24/2015	1,310,812
1,000,000	Potters Industries, Term Loan — Institutional, 10.250%, 10/12/2017	1,020,000
	TOTAL	3,830,990
	Media - Cable – 1.5%
1,983,646	Charter Communications, Inc., Term Loan — Institutional, 3.500%, 9/6/2016	1,980,165
	Media - Non-Cable – 8.1%
1,000,000	AMC Networks, Inc., Term Loan — Institutional, 3.750%, 6/19/2019	1,001,040
1,270,714	Citadel Broadcasting Corp., Term Loan — Institutional, Series B, 4.250%, 11/29/2016	1,271,655
975,512	FoxCo Acquisitions, Term Loan — Institutional, 4.750%, 7/14/2015	977,956
500,000	Hubbard Radio, Term Loan — Institutional, 5.250%, 3/24/2017	504,062
1,500,000	Intelsat Jackson Holdings S.A., Term Loan — Institutional, 5.250%, 4/3/2018	1,506,870
1,056,581	Lamar Media Corp., Term Loan — Institutional, 4.000%, 12/31/2016	1,062,302
1,492,167	Medimedia USA, Inc., Term Loan — Institutional, 2.533%, 10/5/2013	1,402,402
1,483,741	Nielsen Finance LLC/Nielsen Finance Co., Term Loan — Institutional, 3.940%, 5/1/2016	1,484,668
1,000,000	SymphonyIRI Group, Inc., Term Loan — Institutional, 5.000%, 5/9/2017	1,004,795
	TOTAL	10,215,750
	Packaging & Containers – 3.1%
909,295	Bway Holding Co., Term Loan — Institutional, 4.500%, 2/9/2018	910,404
80,933	Bway Holding Co., Term Loan — Institutional, 4.503%, 2/9/2018	81,032
987,374	Graham Packaging Co., Term Loan — Institutional, 6.750%, 4/5/2014	991,303
1,995,000	Reynolds Group, Term Loan — Institutional, 4.250%, 1/28/2018	1,986,751
	TOTAL	3,969,490
	Paper – 2.1%
1,658,012	Graphic Packaging International Corp., Term Loan — Institutional, 3.041%, 5/16/2014	1,656,984
Annual Shareholder Report

Principal Amount or Shares		Value
$1,000,000	Rock-Tenn Co., Term Loan — Institutional, 2.940%, 1/24/2017	1,003,910
	TOTAL	2,660,894
	Restaurants – 2.2%
763,347	DineEquity, Inc., Term Loan — Institutional, 4.250%, 10/31/2017	764,778
1,991,259	Dunkin' Brands, Inc., Term Loan — Institutional Second Lien, 4.250%, 11/23/2017	1,992,056
	TOTAL	2,756,834
	Retailers – 9.1%
1,500,000	Dollar General Corp., Term Loan — Institutional, 2.936%, 7/6/2014	1,499,535
1,125,000	General Nutrition Center, Term Loan — Institutional, 4.250%, 2/3/2018	1,124,578
1,990,000	Gymboree Corp., Term Loan — Institutional, 5.000%, 2/1/2015	1,930,608
2,000,000	Jo-Ann Stores, Inc., Term Loan — Institutional, 4.750%, 12/23/2017	1,972,510
2,000,000	Neiman-Marcus Group, Inc., Term Loan — Institutional, 4.750%, 4/25/2018	1,975,450
1,485,000	PETCO Animal Supplies, Inc., Term Loan — Institutional, 4.500%, 11/24/2017	1,483,144
1,488,750	Toys 'R' Us, Inc., Term Loan — Institutional, 6.000%, 8/11/2016	1,490,522
	TOTAL	11,476,347
	Services – 2.3%
1,500,000	KAR Auction Services, Inc., Term Loan — Institutional, 5.000%, 4/26/2017	1,511,872
1,471,628	West Corp., Term Loan — Institutional, 4.506%, 7/15/2016	1,475,616
	TOTAL	2,987,488
	Technology – 12.9%
987,500	Aspect Software, Inc., Term Loan — Institutional, 6.250%, 5/7/2016	991,213
1,500,000	CDW Corp., Term Loan — Institutional, 4.500%, 7/15/2017	1,480,155
997,500	CommScope, Inc., Term Loan — Institutional, 5.000%, 1/3/2018	1,004,986
2,000,000	Eagle Parent, Inc., Term Loan — Institutional, 5.000%, 4/11/2018	1,954,500
992,500	Fidelity National Information Services, Inc., Term Loan — Institutional, 5.250%, 7/18/2016	998,207
1,493,523	Freescale Semiconductor, Inc., Term Loan — Institutional, 4.441%, 12/1/2016	1,487,369
1,995,000	Interactive Data Corp., Term Loan — Institutional, 4.750%, 1/31/2018	1,999,788
1,500,000	Lawson Software, Inc., Term Loan — Institutional, 6.750%, 4/26/2017	1,440,938
1,492,308	Lender Processing Services, Term Loan — Institutional, Series B, 2.686%, 7/2/2014	1,454,985
1,496,250	Rovi Corp., Term Loan — Institutional, 4.000%, 1/19/2018	1,504,674
1,000,000	Sensata Technologies B.V., Term Loan — Institutional, 4.000%, 4/28/2018	999,940
997,500	Trans Union LLC, Term Loan — Institutional, 4.750%, 2/28/2018	998,218
	TOTAL	16,314,973
	Transportation – 1.2%
1,496,250	Hertz Corp., Term Loan — Institutional, 3.750%, 2/16/2018	1,490,557
	Utility - Electric – 2.8%
827,298	NRG Energy, Inc., Term Loan — Institutional, 3.628%, 8/31/2015	827,683
668,524	NRG Energy, Inc., Term Loan — Institutional, 5.500%, 8/31/2015	668,834
2,000,000	NRG Energy, Inc., Term Loan — Institutional, 4.000%, 5/5/2018	2,003,750
	TOTAL	3,500,267
	Wireless Communications – 1.6%
1,983,093	MetroPCS Wireless, Inc., Term Loan — Institutional, 4.050%, 11/3/2016	1,984,828
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $125,689,469)	125,761,965
	CORPORATE BONDS – 1.7%
	Food & Beverage – 0.7%
900,000	Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.773%, 2/1/2015	879,750
Annual Shareholder Report

Principal Amount or Shares			Value
		Restaurants – 1.0%
$1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	1,316,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,228,000)	2,195,750
		MUTUAL FUND – 2.7%
3,405,392	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	3,405,392
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $131,322,861)[5]	131,363,107
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[6]	(4,689,085)
		TOTAL NET ASSETS — 100%	$126,674,022
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $1,316,000, which represented 1.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $1,316,000, which represented 1.0% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	The cost of investments for federal tax purposes amounts to $131,217,675.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$125,761,965	$ —	$125,761,965
Corporate Bonds	—	2,195,750	—	2,195,750
Mutual Fund	3,405,392	—	—	3,405,392
TOTAL SECURITIES	$3,405,392	$127,957,715	$ —	$131,363,107

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2011

Assets:
Total investments in securities, at value including $3,405,392 of investments in an affiliated holding (Note 5) (identified cost $131,322,861)		$131,363,107
Cash		576,563
Income receivable		374,470
Receivable for investments sold		1,039,464
Receivable for shares sold		400,000
TOTAL ASSETS		133,753,604
Liabilities:
Payable for investments purchased	$6,924,375
Income distribution payable	113,747
Accrued expenses	41,460
TOTAL LIABILITIES		7,079,582
Net assets for 12,549,950 shares outstanding		$126,674,022
Net Assets Consist of:
Paid-in capital		$125,896,519
Net unrealized appreciation of investments		40,246
Accumulated net realized gain on investments		696,914
Undistributed net investment income		40,343
TOTAL NET ASSETS		$126,674,022
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($126,674,022 ÷ 12,549,950 shares outstanding), no par value, unlimited shares authorized		$10.09

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Period Ended June 30, 20111

Investment Income:
Interest			$3,341,485
Dividends received from an affiliated holding (Note 5)			11,030
TOTAL INCOME			3,352,515
Expenses:
Administrative fee (Note 5)		$113,836
Custodian fees		10,712
Transfer and dividend disbursing agent fees and expenses		4,699
Auditing fees		22,600
Legal fees		6,309
Portfolio accounting fees		102,276
Printing and postage		2,500
Insurance premiums		4,210
Miscellaneous		124
TOTAL EXPENSES		267,266
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(113,836)
Reimbursement of other operating expenses	(41,830)
TOTAL WAIVER AND REIMBURSEMENT		(155,666)
Net expenses			111,600
Net investment income			3,240,915
Realized and Unrealized Gain on Investments:
Net realized gain on investments			513,058
Net change in unrealized appreciation			(640,386)
Net realized and unrealized gain on investments			(127,328)
Change in net assets resulting from operations			$3,113,587
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended June 30	2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,240,915
Net realized gain on investments	513,058
Net change in unrealized appreciation/depreciation of investments	(640,386)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,113,587
Distributions to Shareholders:
Distributions from net investment income	(2,994,792)
Share Transactions:
Proceeds from sale of shares	126,867,960
Proceeds from shares issued in connection with the tax-free transfer of assets from a Federated managed account	51,182,941
Net asset value of shares issued to shareholders in payment of distributions declared	2,629,427
Cost of shares redeemed	(54,125,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	126,555,227
Change in net assets	126,674,022
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $40,343)	$126,674,022
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

June 30, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

The Fund's Shares became effective with the Securities and Exchange Commission (SEC) on August 27, 2010.

Starting on September 27, 2010, the Fund acquired all of the net assets of a Federated managed account (the “Acquired Portfolio”) in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Starting on September 27, 2010, the Fund received net assets from the Acquired Portfolio as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,114,712	$51,182,941	$680,632	$0	$51,182,941
1	Unrealized Appreciation is included in the Acquired Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax year 2011 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Period Ended June 30	2011[1]
Shares sold	12,575,589
Shares issued in connection with the tax-free transfer of assets from the Acquired Portfolio	5,114,712
Shares issued to shareholders in payment of distributions declared	259,280
Shares redeemed	(5,399,631)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	12,549,950
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the period ended June 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$21,924	$(205,780)	$183,856

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended June 30, 2011, was as follows:

2011
Ordinary income	$2,994,792

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$565,813
Undistributed long-term capital gain	$37,465
Net unrealized appreciation	$174,225

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2011, the cost of investments for federal tax purposes was $131,217,675. The net unrealized appreciation of investments for federal tax purposes was $145,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $724,362 and net unrealized depreciation from investments for those securities having an excess of cost over value of $578,930.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the period ended June 30, 2011, the Adviser voluntarily reimbursed $41,830 of other operating expenses.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended June 30, 2011, FAS waived its entire fee of $113,836.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the period ended June 30, 2011, were as follows:

Affiliate	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/27/2010	—
Purchases/Additions	103,723,474
Sales/Reductions	100,318,082
Balance of Shares Held 6/30/2011	3,405,392
Value	$3,405,392
Dividend Income	$11,030

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended June 30, 2011, were as follows:

Purchases	$126,396,979
Sales	$48,194,952

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the period ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the period ended June 30, 2011, the program was not utilized.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED Core TRUST AND SHAREHOLDERS OF Federated bank loan core fund:

We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of June 30, 2011, and the related statements of operations and changes in net assets and the financial highlights for the period from September 27, 2010 (commencement of operations) to June 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011 by correspondence with the custodian and others or by appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bank Loan Core Fund, a portfolio of Federated Core Trust, at June 30, 2011, and the results of its operations, the changes in its net assets and the financial highlights from September 27, 2010 (commencement of operations) to June 30, 2011, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003	Principal Occupations: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated bank loan core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report

Notes

Notes

Notes

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409N804

Q450825 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $122,200
Fiscal year ended 2010 - $100,100

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $146
Fiscal year ended 2010 - $93
Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $0
Fiscal year ended 2010 - $0
Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $0
Fiscal year ended 2010 - $0
Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.
The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES
The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.
In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES
The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                      The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)                      Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)                      Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES
Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
4(b)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 - 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 – 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 – 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                      NA

(g)                      Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2011 - $311,354
Fiscal year ended 2010 - $227,538

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer

Date	August 8, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 8, 2011